Debt (Non-revolving Credit Facility) (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Mar. 27, 2020 USD ($)	Feb. 03, 2020 CAD ($)	Feb. 03, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Line of Credit Facility [Line Items]
Repayment of credit facility	$ 15,000,000	$ 11,000,000
Outstanding borrowings	$ 368,000,000		$ 289,000,000				$ 0
Interest rate	0.87%		0.87%
Available borrowing capacity			$ 310,000,000
Non-Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 300,000,000	$ 310,000,000
Term of Issuance	20 years	20 years
Available borrowing capacity								$ 300,000,000
Equipment Loan, Non-Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity					$ 397,000,000	$ 300,000,000